Commitments and Contingencies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Callable Commitments Amount	$ 45.0	$ 0.2
Increase (Decrease) In Callable Commitments	$ 46.1	$ 63.9